Equity - Schedule of Nonvested Stock Options Granted (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Nonvested Stock Options Granted [Line Items]
Number of Options, Nonvested Beginning	80,000
Weighted Average Exercise Price, Nonvested Beginning	$ 7.5
Number of Options, Vested
Weighted Average Exercise Price, Vested
Number of Options, Nonvested Ending	80,000	80,000
Weighted Average Exercise Price, Nonvested Ending	$ 7.5	$ 7.5
Stock Warrant [Member]
Schedule of Nonvested Stock Options Granted [Line Items]
Number of Options, Granted	2,665	10,265	12,452
Number of Warrants, Cancelled	(3,719)
Nonvested [Member] | Stock Warrant [Member]
Schedule of Nonvested Stock Options Granted [Line Items]
Number of Options, Nonvested Beginning	5,943	5,311	1,334
Weighted Average Exercise Price, Nonvested Beginning	$ 11.54	$ 23.55	$ 64.35
Number of Options, Granted	2,665	10,265	12,452
Weighted Average Exercise Price, Granted	$ 3.26	$ 4.13	$ 35.25
Number of Warrants, Cancelled	(1,853)
Weighted Average Exercise Price, Cancelled	$ (27.4)
Number of Options, Vested	(2,823)	(9,969)	(8,475)
Weighted Average Exercise Price, Vested	$ (5.03)	$ (10.9)	$ (47.14)
Number of Options, Nonvested Ending	3,932	5,943	5,311
Weighted Average Exercise Price, Nonvested Ending	$ 3.13	$ 11.54	$ 23.55